Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Current
Deferred		(38,125)
Total benefit of income tax		(38,125)
Less: benefit of income taxes - discontinued operations		(38,125)
Total benefit of income taxes - continuing operations